Revenue from Contracts with Customers - Contract balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018
Revenue from Contracts with Customers
Accounts receivable	$ 450,322	$ 412,322
Contract assets (short-term and long-term)	78,789	87,812
Contract liabilities (short-term and long-term)	$ 68,716	$ 76,541